Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $80,000.00.
Narrative - Max Aggregate Offering Price	$ 80,000.00
Final Prospectus	true